Income Taxes (Income Tax Expense By Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax expense:
Current tax expense total	$ 260	$ (536)	$ 12,042
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	8,003	6,195	(8,180)
Income Tax Expense (Benefit), Total	8,263	5,659	3,862
IRELAND [Member]
Current tax expense:
Current tax expense total		400	10,201
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	7,448	3,470	(10,118)
LUXEMBOURG [Member]
Current tax expense:
Current tax expense total	210	175	26
AUSTRALIA [Member]
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	573	2,738	2,101
UNITED STATES [Member]
Current tax expense:
Current tax expense total	2	(1,131)	1,783
Other Country [Member]
Current tax expense:
Current tax expense total	48	20	32
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	$ (18)	$ (13)	$ (163)